EATON VANCE INCOME FUND OF BOSTON
                              INSTITUTIONAL SHARES
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2004

               EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND
                EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                   EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND
                                 CLASS I SHARES
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2004

                      EATON VANCE NATIONAL MUNICIPALS FUND
                              INSTITUTIONAL SHARES
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2004

                    EATON VANCE MASSACHUSETTS MUNICIPALS FUND
                                 CLASS I SHARES
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2004

                         EATON VANCE FLOATING-RATE FUND
                              INSTITUTIONAL SHARES
                   EATON VANCE FLOATING-RATE HIGH INCOME FUND
                              INSTITUTIONAL SHARES
                 SUPPLEMENT TO PROSPECTUSES DATED MARCH 1, 2004

                     EATON VANCE TAX-MANAGED GROWTH FUND 1.2
                              INSTITUTIONAL SHARES
                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2004


1. THE FOLLOWING REPLACES THE LAST PARAGRAPH UNDER "PURCHASING SHARES":

RESTRICTIONS ON EXCESSIVE TRADING AND MARKET TIMING. The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund's shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund's shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Under the policies, the Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. The Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason (including situations involving fewer than two round trip exchanges). No Eaton Vance fund has any arrangement to permit market timing.

The Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds' market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund to accounts under their control.

PAYMENTS TO INVESTMENT DEALERS. In connection with sales of Fund shares, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain "street name" or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance funds and are compensated for such services by the Fund. As used in this prospectus, the term "investment dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

2. THE FOLLOWING IS ADDED TO "WITHDRAWAL PLAN" UNDER "SHAREHOLDER ACCOUNT FEATURES" (ONLY FOR FUNDS SUBJECT TO A REDEMPTION FEE):

Because redemptions of shares within three months of settlement of purchase are subject to a 1% redemption fee (including shares held in individual retirement accounts), shareholders should not make withdrawals pursuant to a Withdrawal Plan during that period.




December 15, 2004                                                        INSTLPS

                        EATON VANCE INCOME FUND OF BOSTON
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2004

                          EATON VANCE HIGH INCOME FUND
                        EATON VANCE STRATEGIC INCOME FUND
                 SUPPLEMENT TO PROSPECTUSES DATED MARCH 1, 2004

                     EATON VANCE GOVERNMENT OBLIGATIONS FUND
                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2004


1. THE FOLLOWING REPLACES THE LAST PARAGRAPH BEFORE "CHOOSING A SHARE CLASS" UNDER "PURCHASING SHARES":

RESTRICTIONS ON EXCESSIVE TRADING AND MARKET TIMING. The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund's shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund's shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Under the policies, the Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. The Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason (including situations involving fewer than two round trip exchanges). No Eaton Vance fund has any arrangement to permit market timing.

The Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds' market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund to accounts under their control.

PAYMENTS TO INVESTMENT DEALERS. In connection with sales of Fund shares, an investment dealer may receive commissions and other amounts that are paid from various sources. For instance, your investment dealer may receive sales charges and Fund distribution and/or service fees. In addition, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain "street name" or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance funds and are compensated for such services by the Funds. As used in this prospectus, the term "investment dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

2. THE FOLLOWING REPLACES THE FIRST PARAGRAPH AND THE SALES CHARGE TABLE IN "FRONT-END SALES CHARGE" UNDER "SALES CHARGES":

CLASS A FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                        Sales Charge*           Sales Charge*          Dealer Commission
                                       as Percentage of     as Percentage of Net       as Percentage of
Amount of Purchase                     Offering Price          Amount Invested          Offering Price
--------------------------------------------------------------------------------------------------------------
Less than $25,000                          4.75%                   4.99%                    4.50%
$25,000 but less than $100,000             4.50%                   4.71%                    4.25%
$100,000 but less than $250,000            3.75%                   3.90%                    3.50%
$250,000 but less than $500,000            3.00%                   3.09%                    2.75%
$500,000 but less than $1,000,000          2.00%                   2.04%                    2.00%
$1,000,000 or more                         0.00**                  0.00**                 See Below

 * Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
** No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments in the event of redemptions within 12 months of purchase. See "Contingent Deferred Sales Charges".

3. THE FOLLOWING REPLACES "REDUCING CLASS A SALES CHARGES" AND "PURCHASING CLASS A SHARES AT NET ASSET VALUE" UNDER "SALES CHARGES":

REDUCING OR ELIMINATING CLASS A CHARGES. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $25,000 or more. Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in trust or fiduciary accounts (including retirement accounts) or omnibus or "street name" accounts. You may be required to provide documentation to establish your ownership  of shares  included  under the  right of  accumulation  (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

     Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.

4. THE FOLLOWING REPLACES THE FIRST SENTENCE OF "BY TELEPHONE" UNDER "REDEEMING SHARES":

You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling the transfer agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time).

5. THE FOLLOWING IS ADDED TO "WITHDRAWAL PLAN" UNDER "SHAREHOLDER ACCOUNT FEATURES" (ONLY FOR INCOME FUND OF BOSTON AND HIGH INCOME FUND):

Because  redemptions  of Class A shares  (and  Class R shares of Income  Fund of
Boston) within three months of settlement of purchase are subject to a 1% redemption fee (including shares held in individual retirement accounts), shareholders should not make withdrawals pursuant to a Withdrawal Plan during that period.




December 15, 2004                                                         IHSGPS









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